Credit from Banks and Others (Narratives) (Details) ₪ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jan. 31, 2024 ILS (₪)	Mar. 31, 2023 ILS (₪)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Apr. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Borrowings From Banks And Others [Line Items]
Total guarantees the Company provided including to an associated Company					$ 142		$ 127
Limit Guarantees And Indemnities To Third Parties Up To Agreed Amount					550
Utilization of the securitization facility					$ 182		$ 233
Net Debt Ebitda Under Securitization Agreements					4.75
Percentage of direct and indirect scope of sustainability performance targets				25.00%	25.00%
Amount of securitization agreements with committed value					$ 300
Amount of securitization agreements with uncommitted value					$ 100
Percentage of voting rights					25.00%
Group Of International Banks [Member]
Borrowings From Banks And Others [Line Items]
Revolving credit facility						$ 1,550
Debentures Series G [Member]
Borrowings From Banks And Others [Line Items]
Repayments of bonds				₪ 15	$ 4
Private Placement Bond [Member] | Events After Reporting Period [Member]
Borrowings From Banks And Others [Line Items]
Repayments of bonds | ₪	₪ 145
Series E Bond [Member]
Borrowings From Banks And Others [Line Items]
Repayments of bonds		₪ 392	$ 108